Discontinued Operations - Schedule of Operating Right-of-Use Assets (Details) - Ponderosa Air, LLC [Member] - USD ($)	Jun. 30, 2026	Mar. 09, 2026	Dec. 31, 2025
Discontinued Operations - Schedule of Operating Right-of-Use Assets (Details) [Line Items]
Office and Plane Leases		$ 752,101	$ 725,501
Less accumulated amortization		(227,553)	(139,191)
Right-of-use asset, net		524,548	586,310
Office and Plane Leases		507,910	567,423
Less: current portion		(337,667)	(331,137)
Long term portion		$ 170,243	$ 236,286